Other intangible assets (Details) (EUR €) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cost
Cost, Beginning Balance	€ 107,245	€ 107,245
Additions	7,658
Cost, Ending Balance	114,903	107,245	107,245
Accumulated amortization
Accumulated amortization, Beginning Balance	98,879	93,594
Amortization	6,081	5,285	5,500
Accumulated amortization, Ending Balance	104,960	98,879	93,594
Carrying amount
Carrying amount	9,943	8,366
Intellectual property [Member]
Cost
Cost, Beginning Balance	47,250	47,250
Additions	7,658
Cost, Ending Balance	54,908	47,250
Accumulated amortization
Accumulated amortization, Beginning Balance	47,228	47,224
Amortization	800	4
Accumulated amortization, Ending Balance	48,028	47,228
Carrying amount
Carrying amount	6,880	22
Developed technology [Member]
Cost
Cost, Beginning Balance	25,883	25,883
Additions
Cost, Ending Balance	25,883	25,883
Accumulated amortization
Accumulated amortization, Beginning Balance	21,123	17,043
Amortization	4,080	4,080
Accumulated amortization, Ending Balance	25,203	21,123
Carrying amount
Carrying amount	680	4,760
Customer relationships [Member]
Cost
Cost, Beginning Balance	8,733	8,733
Additions
Cost, Ending Balance	8,733	8,733
Accumulated amortization
Accumulated amortization, Beginning Balance	5,277	4,185
Amortization	1,092	1,092
Accumulated amortization, Ending Balance	6,369	5,277
Carrying amount
Carrying amount	2,364	3,456
In-process R&D [Member]
Cost
Cost, Beginning Balance	23,148	23,148
Additions
Cost, Ending Balance	23,148	23,148
Accumulated amortization
Accumulated amortization, Beginning Balance	23,148	23,148
Amortization	100
Accumulated amortization, Ending Balance	23,148	23,148
Carrying amount
Carrying amount	0	0
Other [Member]
Cost
Cost, Beginning Balance	2,231	2,231
Additions
Cost, Ending Balance	2,231	2,231
Accumulated amortization
Accumulated amortization, Beginning Balance	2,103	1,994
Amortization	109	109
Accumulated amortization, Ending Balance	2,212	2,103
Carrying amount
Carrying amount	€ 19	€ 128